Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Consolidated net income	¥ 95,943	¥ 139,347	¥ 266,397
Less: Comprehensive income attributable to noncontrolling interests	13,961	16,353	6,887
Comprehensive income (loss) attributable to Canon Inc.	¥ 66,980	86,139	136,141
Restatement Adjustment
Condensed Statement of Income Captions [Line Items]
Consolidated net income		139,347	266,397
Less: Comprehensive income attributable to noncontrolling interests		16,353	6,887
Comprehensive income (loss) attributable to Canon Inc.		86,139	136,141
Previously Reported
Condensed Statement of Income Captions [Line Items]
Consolidated net income		139,517	266,742
Less: Comprehensive income attributable to noncontrolling interests		16,382	6,918
Comprehensive income (loss) attributable to Canon Inc.		¥ 86,280	¥ 136,455